Segment And Geographic Information (Financial Information Operating Segments) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net financing revenue (loss)	$ 611,000,000	$ 472,000,000	$ 457,000,000	$ 351,000,000	$ 318,000,000	$ 254,000,000	$ 340,000,000	$ 212,000,000	$ 1,891,000,000	$ 1,124,000,000	$ 1,073,000,000
Other revenue	480,000,000	775,000,000	714,000,000	605,000,000	591,000,000	550,000,000	611,000,000	536,000,000	2,574,000,000	2,288,000,000	2,672,000,000
Total net revenue (loss)	1,091,000,000	1,247,000,000	1,171,000,000	956,000,000	909,000,000	804,000,000	951,000,000	748,000,000	4,465,000,000	3,412,000,000	3,745,000,000
Provision for loan losses	93,000,000	105,000,000	33,000,000	98,000,000	(30,000,000)	55,000,000	57,000,000	79,000,000	329,000,000	161,000,000	361,000,000
Total noninterest expense	951,000,000	845,000,000	971,000,000	855,000,000	921,000,000	745,000,000	920,000,000	842,000,000	3,622,000,000	3,428,000,000	3,621,000,000
Income (loss) from continuing operations before income tax expense	47,000,000	297,000,000	167,000,000	3,000,000	18,000,000	4,000,000	(26,000,000)	(173,000,000)	514,000,000	(177,000,000)	(237,000,000)
Assets	182,347,000,000				184,059,000,000				182,347,000,000	184,059,000,000	172,008,000,000
Net Interest Income (Loss) after Provision for Loan Losses									1,600,000,000	1,000,000,000	700,000,000
Automotive finance operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									2,827,000,000	2,530,000,000	2,697,000,000
Other revenue									322,000,000	422,000,000	724,000,000
Total net revenue (loss)									3,149,000,000	2,952,000,000	3,421,000,000
Provision for loan losses									253,000,000	89,000,000	260,000,000
Total noninterest expense									1,507,000,000	1,530,000,000	1,404,000,000
Income (loss) from continuing operations before income tax expense									1,389,000,000	1,333,000,000	1,757,000,000
Assets	128,411,000,000				112,591,000,000				128,411,000,000	112,591,000,000	97,961,000,000
Insurance Operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									64,000,000	62,000,000	73,000,000
Other revenue									1,150,000,000	1,336,000,000	1,728,000,000
Total net revenue (loss)									1,214,000,000	1,398,000,000	1,801,000,000
Provision for loan losses									0	0	0
Total noninterest expense									1,054,000,000	1,082,000,000	1,244,000,000
Income (loss) from continuing operations before income tax expense									160,000,000	316,000,000	557,000,000
Assets	8,439,000,000				8,036,000,000				8,439,000,000	8,036,000,000	8,789,000,000
Mortgage Operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									149,000,000	205,000,000	308,000,000
Other revenue									1,159,000,000	354,000,000	257,000,000
Total net revenue (loss)									1,308,000,000	559,000,000	565,000,000
Provision for loan losses									86,000,000	123,000,000	148,000,000
Total noninterest expense									627,000,000	344,000,000	340,000,000
Income (loss) from continuing operations before income tax expense									595,000,000	92,000,000	77,000,000
Assets	14,744,000,000				33,906,000,000				14,744,000,000	33,906,000,000	36,786,000,000
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									(1,149,000,000)	(1,673,000,000)	(2,005,000,000)
Other revenue									(57,000,000)	176,000,000	(37,000,000)
Total net revenue (loss)									(1,206,000,000)	(1,497,000,000)	(2,042,000,000)
Provision for loan losses									(10,000,000)	(51,000,000)	(47,000,000)
Total noninterest expense									434,000,000	472,000,000	633,000,000
Income (loss) from continuing operations before income tax expense									(1,630,000,000)	(1,918,000,000)	(2,628,000,000)
Assets	30,753,000,000				29,526,000,000				30,753,000,000	29,526,000,000	28,472,000,000
Commercial Finance Operations [Member]
Segment Reporting Information [Line Items]
Assets	$ 1,500,000,000				$ 1,200,000,000				$ 1,500,000,000	$ 1,200,000,000	$ 1,600,000,000